CONTRACTUAL COMMITMENTS AND GUARANTEES	12 Months Ended
Dec. 31, 2022
CONTRACTUAL COMMITMENTS AND GUARANTEES
CONTRACTUAL COMMITMENTS AND GUARANTEES

34)  CONTRACTUAL COMMITMENTS AND GUARANTEES

a)  Contractual commitments

The Company has unrecognized contractual commitments arising from the purchase of goods and services, which mature on several dates, with monthly payments.

On December 31, 2022, the total nominal values equivalent to the full contract period were:

Year
2023	1,096,478
2024	844,480
2025	662,979
2026	188,091
2027	159,140
2028 onwards	551,673
Total	3,502,841

b)  Guarantees

On December 31, 2022, the Company had guarantees for several commitments with ANATEL, suppliers and legal proceedings:

Insurance of guarantee	25,625,666
Letters of guarantee	4,372,581
Judicial deposits and garnishments (Note 10)	3,382,987
Property and equipment (Note 13.f)	95,980
Financial investments in guarantee of lawsuits (Note 4)	43,522
Total	33,520,736